Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Accounts receivable, allowances	$ 580	$ 759	$ 810	$ 177	$ 1,381
Common stock and additional paid-in capital, par value	$ 0	$ 0	$ 0	$ 0	$ 0
Common stock and additional paid-in capital, shares authorized	55,000	55,000	55,000	55,000	55,000
Common stock and additional paid-in capital, shares issued	1,769	1,769	1,799	1,775	1,688
Common stock and additional paid-in capital, shares outstanding	1,760	1,760	1,790	1,775	1,688
Preferred stock, par value	$ 0	$ 0	$ 0	$ 0	$ 0
Preferred stock, shares authorized	5,000	5,000	5,000	5,000	5,000
Preferred stock, shares issued	2,812	2,812	2,812	2,812	2,812
Preferred stock, shares outstanding	2,812	2,812	2,812	2,812	2,812
Preferred stock, redemption amount	$ 70,288	$ 70,288	$ 70,288	$ 70,288	$ 70,288